SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cash									$ 530,000
Current assets	$ 7,332,876						$ 7,332,876		1,436,036	$ 646,956
Current liabilities	2,059,279						2,059,279		6,884,072	4,667,759
Loan payable to related party									4,523,045	3,311,844
Working capital deficiency	5,274,000						5,274,000		6,074,000
Stockholder's equity	12,764,537	$ 13,213,545	$ 14,257,299	$ 222,990	$ 367,685	$ 1,057,245	12,764,537	$ 222,990	236,988	642,324	$ (300,051)
Net loss	595,233	$ 1,276,886	613,926	1,231,567	$ 1,138,413	$ 979,798	2,486,045	3,349,778	3,681,389	3,495,481
Net cash used in operating activities							1,304,320	1,454,072	468,465	373,934
Unamortized deferred financing costs	139,204						139,204		186,312	213,733
Goodwill impairment										593,790
Restricted Cash and Cash Equivalents, Current	$ 6,139,474			$ 501,571			6,139,474	$ 501,571	$ 529,581	$ 491,585
Proceeds from Issuance Initial Public Offering							$ 10,496,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets							3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets							20 years		20 years
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Current assets									$ 810,090
Current liabilities									6,884,072
Loan payable to related party									4,523,045
Stockholder's equity									114,387
Net loss			$ 641,328						3,699,005
Net cash used in operating activities									468,465
Goodwill impairment